Defined Contribution Pension Plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Defined Contribution Plans [Abstract]
Employer contribution matching rate	3.00%
Post-employment benefit expense and payments	$ 10,175	$ 8,784